Restricted Stock and Restricted Stock Units ("RSUs") - Additional Information (Detail)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May. 11, 2015 USD ($) shares	Apr. 01, 2015 shares	Feb. 10, 2015 USD ($) shares	Jan. 15, 2015 USD ($) shares	Sep. 08, 2014 Person	Aug. 21, 2014 USD ($) Person shares	Jul. 23, 2014 USD ($)	Oct. 31, 2014 shares	Sep. 30, 2014 shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employment Agreement, Term							2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award										Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant	Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Stock Issued During Period, Value, Restricted Stock Award, Gross | $							$ 711,500				$ 970,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period							1 year
Number of Board Members | Person					2	2
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $						$ 1,267,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)								50,000	70,000
Number of shares granted						121,875				412,354	422,980
Number of shares underlying restricted stock						121,875
Number of shares vested on grant date										189,016	223,396
Restricted Stock Units (RSUs) [Member] | Additional Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)									20,000
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		100,000						19,452
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member] | Scenario Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		100,000
Restricted Stock Units (RSUs) [Member] | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $	$ 20,000		$ 114,000
Number of shares granted	38,600		100,174
Vesting period description										The RSU's vest every six months through December 31, 2016.
Number of shares vested on grant date	38,600
Restricted Stock Units (RSUs) [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $				$ 450,000
Number of shares granted				75,000
Vesting period description										Vest in 25,000 installments quarterly through July 15, 2015, beginning with 25,000 which vested immediately on the grant date.
Number of shares vested on grant date				25,000
Restricted Stock Units (RSUs) [Member] | Former Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										2,580,000
Shares granted in period, term										10 years
Shares granted in period, exercise price | $ / shares										$ 0.13
Fair value of shares granted | $										$ 335,117
Restricted Stock Units (RSUs) [Member] | New Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $	$ 100,000
Number of shares granted	196,078
Vesting period description										The RSUs vest quarterly through May 11, 2016
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $						$ 3,607,500
Number of shares granted						346,875				0	346,875
Number of shares vested on grant date										168,750	178,125